Variable Interest Entity (Details) - Schedule of VIEs’ consolidated assets and liabilities - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of VIEs’ consolidated assets and liabilities [Abstract]
Current assets	$ 26,650,671	$ 22,537,395
Property and equipment, net	9,890,566	363,675
Other noncurrent assets	3,801,822	2,079,454
Total assets	40,343,059	24,980,524
Total liabilities	(3,687,973)	(4,749,091)
Net assets	36,655,086	20,231,433
Current liabilities:
Accounts payable	1,483,827	1,915,452
Accounts payable – related parties	1,665	1,229,381
Deferred revenue	697,863	243,355
Other payables and accrued liabilities	1,474,792	1,176,209
Taxes payable	29,826	184,694
Total liabilities	$ 3,687,973	$ 4,749,091